Property and Equipment (Details) - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 02, 2021	Dec. 31, 2022
Property and Equipment
Property and equipment, gross	$ 8,230		$ 11,460
Less: accumulated depreciation	(182)		(2,621)
Property and equipment, net	8,048		8,839
Depreciation of property and equipment recognized	200	$ 1,500	2,400
Leasehold improvements
Property and Equipment
Property and equipment, gross	1,537		1,810
Furniture & fixtures
Property and Equipment
Property and equipment, gross	1,108		1,262
Computer equipment & software
Property and Equipment
Property and equipment, gross	2,701		3,206
Medical equipment
Property and Equipment
Property and equipment, gross	414		1,067
Software (development in process)
Property and Equipment
Property and equipment, gross	2,433		3,460
Vehicles
Property and Equipment
Property and equipment, gross			618
Other
Property and Equipment
Property and equipment, gross	$ 37		$ 37